AFBA 5STAR FUNDS

(THE “TRUST”)

AFBA 5Star Mid Cap Value Fund

AFBA 5Star Small Cap Fund

AFBA 5Star Large Cap Growth Fund

AFBA 5Star Balanced Fund

AFBA 5Star Total Return Bond Fund

AFBA 5Star Science & Technology Fund

(collectively, the “AFBA Funds”)

Advisory Series

Advisor Class Shares and Class C Shares

Institutional Series

Class I Shares

Supplement dated December 14, 2009 to the Prospectus and

Statement of Additional Information (“SAI”) dated July 31, 2009

This supplement provides new and additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI

Reorganization of the AFBA Funds into The FBR Funds

On November 17, 2009, the Board of Trustees of the Trust approved Agreements and Plans of Reorganization by and between The FBR Funds, a Delaware statutory trust, on behalf of its series, and the Trust, on behalf of its series (the “Reorganization Agreements”). The Reorganization Agreements contemplate the reorganization of the AFBA Funds (each, an “Acquired Fund”) into the FBR Balanced Fund, FBR Core Bond Fund, FBR Pegasus Fund, FBR Pegasus Mid Cap Fund, FBR Pegasus Small Cap Growth Fund and FBR Technology Fund (each, an “Acquiring Fund”), each a series of The FBR Funds.

The Reorganization Agreements will be submitted to a vote of the shareholders of each Acquired Fund, voting separately, at a meeting which is expected to be held in February 2010. If the Reorganization Agreements are approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each Acquired Fund will be transferred to the corresponding Acquiring Fund and the shareholders of each Acquired Fund will become shareholders of each corresponding Acquiring Fund and will receive shares of the corresponding share class of each Acquiring Fund as set forth below:

ACQUIRING FUND (each Acquiring Fund is a series of The FBR Funds)	ACQUIRED FUND (each Acquired Fund is a series of AFBA 5Star Funds)
FBR Balanced Fund	AFBA 5Star Balanced Fund
Investor Class	Advisor Class
Investor Class	Class C
I Class	Class I

FBR Core Bond Fund	AFBA 5Star Total Return Bond Fund
Investor Class	Advisor Class
Investor Class	Class C
I Class	Class I

FBR Pegasus Fund	AFBA 5Star Large Cap Growth Fund
Investor Class	Advisor Class
Investor Class	Class C
I Class	Class I

FBR Pegasus Mid Cap Fund	AFBA 5Star Mid Cap Value Fund
Investor Class	Advisor Class
Investor Class	Class C
I Class	Class I

FBR Pegasus Small Cap Growth Fund	AFBA 5Star Small Cap Fund
Investor Class	Advisor Class
Investor Class	Class C
I Class	Class I

FBR Technology Fund	AFBA 5Star Science and Technology Fund
Investor Class	Advisor Class
Investor Class	Class C
I Class	Class I

The current sub-advisers for the AFBA 5Star Balanced Fund and the AFBA 5Star Total Return Bond Fund will be retained as the sub-advisers for the FBR Balanced Fund and the FBR Core Bond Fund, respectively.

A combined proxy statement and prospectus with respect to the proposed reorganization will be mailed to shareholders in advance of the meeting. If the Reorganization Agreements are approved by shareholders, it is expected that the reorganization will occur in the first calendar quarter of 2010. The reorganization is intended to be tax-free under federal income tax laws. The reorganization may be terminated and abandoned, before or after shareholder approval, by action of the Board of Trustees.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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